Basis of Presentation and General Information, Excess of Consideration Over Acquired Assets (Details) $ in Thousands		12 Months Ended
	Sep. 29, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Excess of Consideration over Carrying Value of Acquired Assets [Abstract]
Consideration		$ 0	$ 0	$ 29,750
Carrying value of net assets of companies sold		0	0	24,074
Less: Carrying value of net assets of companies acquired		0	0	(8,933)
Less: Consideration received in cash		0	0	(10,000)
Less: Settlement of related party payables		0	0	(1,150)
Excess of consideration over acquired assets		$ 0	$ 0	$ 33,741
Reverse stock split ratio	0.083